DEC-06-2007 16:37 From: To:2027771030 P.2/2

07085511

NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Gary Sundick
Vice President
Listing Qualifications

CERTNAS 1-33871

_By Facsimile and First Class Mail_

RECD S.E.C.
DEC [illegible] 2007
1086

December 6, 2007

PROCESSED
DEC 1 2 2007
THOMSON FINANCIAL

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on December 5, 2007 The Nasdaq Stock Market (the "Exchange") received from Cougar Biotechnology, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, par value $0.0001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary Sundick

END